Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information	12 Months Ended
Oct. 31, 2023
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
(10)	Business and Credit Concentrations, Major Customers and Geographic Information

The Company provides credit, in the normal course of business, to various commercial enterprises, governmental entities and not‑for‑profit organizations. Concentration of credit risk with respect to trade receivables is limited due to the Company’s large number of customers. The Company also manages exposure to credit risk through credit approvals, credit limits and monitoring procedures. Management believes that credit risks as of October 31, 2023 and 2022 have been adequately provided for in the consolidated financial statements.

For the year ended October 31, 2023, 16.3%, or approximately $11.8 million of consolidated net sales were attributable to one national distributor customer. No other customer accounted for more than 10% of consolidated net sales for the year ended October 31, 2023. As of October 31, 2023, the same customer had an outstanding balance payable to the Company totaling 6.3% of total consolidated shareholders’ equity. No other customer had an outstanding balance payable to the Company in excess of 5% of total consolidated shareholders’ equity.

For the year ended October 31, 2022, 17.0%, or approximately $11.8 million of consolidated net sales were attributable to one national distributor customer. No other customer accounted for more than 10% of consolidated net sales for the year ended October 31, 2022. As of October 31, 2022, the same customer had an outstanding balance payable to the Company totaling 11.2% of total consolidated shareholders’ equity. One other customer had an outstanding balance payable to the Company totaling 7.5% of total consolidated shareholders’ equity. No other customer had an outstanding balance payable to the Company in excess of 5% of total consolidated shareholders’ equity.

For the year ended October 31, 2021, 19.1%, or approximately $11.3 million of consolidated net sales were attributable to one national distributor customer. No other customer accounted for more than 10% of consolidated net sales for the year ended October 31, 2021. As of October 31, 2021, the same customer had an outstanding balance payable to the Company totaling 9.5% of total consolidated shareholders’ equity. No other customer had an outstanding balance payable to the Company in excess of 5% of total consolidated shareholders’ equity.

For the years ended October 31, 2023, 2022 and 2021, approximately 82%, 85% and 82%, respectively, of net sales were from customers in the United States, while approximately 18%, 15% and 18%, respectively, were from customers outside of the United States.

The Company has a single reportable segment for purposes of segment reporting.